Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Carrying amount of goodwill
Balance at end of period	$ 9,670,204
Lefeng
Carrying amount of goodwill
Addition for acquisitions	9,670,204
Balance at end of period	9,670,204
Impairment loss	$ 0	$ 0